Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory

($ in millions)
At December 31:	2023	2022
Finished goods	$78	$158
Work in process and raw materials	$1,083	$1,394
Total	$1,161	$1,552